UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Douglas Dubitsky

7 Hanover Square New York, N.Y. 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 98.0%
Aerospace & Defense — 2.3%
Rockwell Collins, Inc.	3,060	$399,973

		399,973

Air Freight & Logistics — 2.0%
United Parcel Service, Inc., Class B	2,870	344,658

		344,658

Beverages — 3.8%
Anheuser-Busch InBev S.A., ADR	2,570	306,601
The Coca-Cola Co.	7,510	338,025

		644,626

Biotechnology — 9.4%
Alexion Pharmaceuticals, Inc.(1)	2,250	315,652
Biogen, Inc.(1)	1,300	407,056
Celgene Corp.(1)	4,290	625,568
Regeneron Pharmaceuticals, Inc.(1)	590	263,801

		1,612,077

Capital Markets — 5.8%
BlackRock, Inc.	900	402,381
Nasdaq, Inc.	3,630	281,579
The Charles Schwab Corp.	6,960	304,431

		988,391

Chemicals — 3.9%
Ecolab, Inc.	2,500	321,525
Monsanto Co.	2,910	348,676

		670,201

Communications Equipment — 1.7%
Palo Alto Networks, Inc.(1)	1,990	286,759

		286,759

Consumer Finance — 1.7%
American Express Co.	3,220	291,281

		291,281

Energy Equipment & Services — 2.3%
Schlumberger Ltd.	5,620	392,051

		392,051

Food & Staples Retailing — 1.9%
CVS Health Corp.	3,960	322,027

		322,027

Food Products — 0.9%
McCormick & Co., Inc.	1,499	153,857

		153,857

Health Care Equipment & Supplies — 1.6%
DENTSPLY SIRONA, Inc.	4,642	277,638

		277,638

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	2,370	464,165

		464,165

Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	570	175,463
Yum China Holdings, Inc.(1)	8,240	329,353

		504,816

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Industrial Conglomerates — 2.0%
Honeywell International, Inc.	2,480	$351,515

		351,515

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	820	788,307

		788,307

Internet Software & Services — 11.2%
Akamai Technologies, Inc.(1)	6,870	334,706
Alphabet, Inc., Class A(1)	400	389,488
Alphabet, Inc., Class C(1)	570	546,693
eBay, Inc.(1)	4,450	171,147
Facebook, Inc., Class A(1)	2,790	476,727

		1,918,761

IT Services — 5.3%
PayPal Holdings, Inc.(1)	5,430	347,683
Visa, Inc., Class A	5,370	565,139

		912,822

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	1,820	344,344

		344,344

Media — 6.0%
Comcast Corp., Class A	12,130	466,763
The Walt Disney Co.	3,460	341,052
Twenty-First Century Fox, Inc., Class A	8,100	213,678

		1,021,493

Oil, Gas & Consumable Fuels — 1.5%
Pioneer Natural Resources Co.	1,720	253,769

		253,769

Pharmaceuticals — 3.6%
Johnson & Johnson	2,100	273,021
Zoetis, Inc.	5,470	348,767

		621,788

Semiconductors & Semiconductor Equipment — 1.7%
Texas Instruments, Inc.	3,250	291,330

		291,330

Software — 11.2%
Adobe Systems, Inc.(1)	2,710	404,278
Microsoft Corp.	8,160	607,838
Red Hat, Inc.(1)	3,530	391,336
Splunk, Inc.(1)	3,450	229,184
VMware, Inc., Class A(1)	2,570	280,618

		1,913,254

Specialty Retail — 2.7%
The Home Depot, Inc.	2,800	457,968

		457,968

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	2,120	326,734

		326,734

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 1.4%
WW Grainger, Inc.	1,340	$240,865

		240,865

Total Common Stocks (Cost $14,489,923)		16,795,470

	Principal Amount	Value

Short–Term Investment — 2.1%
Repurchase Agreements — 2.1%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $370,004, due 10/2/2017(2)	$370,000	370,000

Total Repurchase Agreements (Cost $370,000)		370,000

Total Investments — 100.1% (Cost $14,859,923)		17,165,470

Liabilities in excess of other assets — (0.1)%		(21,095)

Total Net Assets — 100.0%		$17,144,375

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$380,000	$380,898

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,795,470	$—	$—	$16,795,470
Repurchase Agreements	—	370,000	—	370,000

Total	$16,795,470	$370,000	$—	$17,165,470

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 99.1%
Aerospace & Defense — 2.7%
General Dynamics Corp.	490	$100,734
The Boeing Co.	1,070	272,005

		372,739

Banks — 1.2%
M&T Bank Corp.	509	81,969
SVB Financial Group(1)	444	83,068

		165,037

Beverages — 1.3%
Monster Beverage Corp.(1)	3,203	176,966

		176,966

Biotechnology — 2.9%
Biogen, Inc.(1)	360	112,723
Incyte Corp.(1)	707	82,535
Regeneron Pharmaceuticals, Inc.(1)	249	111,333
TESARO, Inc.(1)	667	86,110

		392,701

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	1,561	104,946

		104,946

Capital Markets — 1.7%
BlackRock, Inc.	217	97,018
Intercontinental Exchange, Inc.	1,938	133,141

		230,159

Chemicals — 1.8%
PPG Industries, Inc.	1,578	171,466
The Sherwin-Williams Co.	212	75,904

		247,370

Consumer Finance — 0.9%
Capital One Financial Corp.	1,504	127,329

		127,329

Containers & Packaging — 1.0%
Crown Holdings, Inc.(1)	2,188	130,667

		130,667

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	3,594	177,867

		177,867

Electrical Equipment — 1.7%
AMETEK, Inc.	1,924	127,061
Eaton Corp. PLC	1,274	97,831

		224,892

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	490	32,340

		32,340

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	1,198	43,871

		43,871

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	1,252	205,691

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Food & Staples Retailing — (continued)
Walgreens Boots Alliance, Inc.	1,224	$94,517

		300,208

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	2,048	128,512
Hologic, Inc.(1)	2,957	108,492
Medtronic PLC	1,475	114,711

		351,715

Health Care Providers & Services — 4.0%
Aetna, Inc.	922	146,607
HCA Healthcare, Inc.(1)	1,193	94,951
UnitedHealth Group, Inc.	1,541	301,805

		543,363

Hotels, Restaurants & Leisure — 2.4%
Hilton Worldwide Holdings, Inc.	1,928	133,900
Starbucks Corp.	3,641	195,558

		329,458

Household Durables — 1.1%
Mohawk Industries, Inc.(1)	630	155,931

		155,931

Household Products — 1.1%
Colgate-Palmolive Co.	2,014	146,720

		146,720

Insurance — 1.0%
The Allstate Corp.	1,445	132,810

		132,810

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.(1)	500	480,675
Netflix, Inc.(1)	1,065	193,138
The Priceline Group, Inc.(1)	138	252,653
Wayfair, Inc., Class A(1)	1,003	67,602

		994,068

Internet Software & Services — 13.1%
Alphabet, Inc., Class A(1)	579	563,784
Alphabet, Inc., Class C(1)	277	265,673
eBay, Inc.(1)	3,673	141,264
Facebook, Inc., Class A(1)	3,651	623,846
GoDaddy, Inc., Class A(1)	4,148	180,480

		1,775,047

IT Services — 5.3%
Global Payments, Inc.	1,630	154,899
MasterCard, Inc., Class A	2,899	409,339
PayPal Holdings, Inc.(1)	2,359	151,047

		715,285

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	1,059	200,363

		200,363

Machinery — 3.5%
Illinois Tool Works, Inc.	818	121,031
Nordson Corp.	953	112,930
Snap-on, Inc.	853	127,106

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
The Middleby Corp.(1)	910	$116,635

		477,702

Media — 2.4%
Comcast Corp., Class A	8,608	331,236

		331,236

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	1,830	158,881

		158,881

Personal Products — 1.3%
The Estee Lauder Cos., Inc., Class A	1,655	178,475

		178,475

Pharmaceuticals — 2.8%
Allergan PLC	853	174,822
Bristol-Myers Squibb Co.	3,196	203,713

		378,535

Professional Services — 1.2%
Equifax, Inc.	646	68,469
IHS Markit Ltd.(1)	2,082	91,775

		160,244

Road & Rail — 0.9%
JB Hunt Transport Services, Inc.	1,075	119,411

		119,411

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Ltd.	823	199,610
Lam Research Corp.	792	146,552
NVIDIA Corp.	973	173,943
QUALCOMM, Inc.	1,507	78,123

		598,228

Software — 8.7%
Adobe Systems, Inc.(1)	1,477	220,339
Electronic Arts, Inc.(1)	1,305	154,068
Microsoft Corp.	4,765	354,945
salesforce.com, Inc.(1)	1,849	172,733
ServiceNow, Inc.(1)	1,202	141,271
Workday, Inc., Class A(1)	1,371	144,490

		1,187,846

Specialty Retail — 1.4%
The TJX Cos., Inc.	2,493	183,809

		183,809

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	5,549	855,212
NetApp, Inc.	3,907	170,970

		1,026,182

Textiles, Apparel & Luxury Goods — 2.8%
NIKE, Inc., Class B	4,409	228,607
VF Corp.	2,328	147,991

		376,598

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Tobacco — 1.6%
Altria Group, Inc.	3,408	$216,135

		216,135

Total Common Stocks (Cost $11,671,710)		13,465,134

Exchange–Traded Funds — 0.4%
iShares Russell 1000 Growth ETF	439	54,901

Total Exchange–Traded Funds (Cost $52,701)		54,901

Total Investments — 99.5% (Cost $11,724,411)		13,520,035

Assets in excess of other liabilities — 0.5%		67,853

Total Net Assets — 100.0%		$13,587,888

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,465,134	$—	$—	$13,465,134
Exchange–Traded Funds	54,901	—	—	54,901

Total	$13,520,035	$—	$—	$13,520,035

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 4.6%
Northrop Grumman Corp.	708	$203,706
Textron, Inc.	2,063	111,154
The Boeing Co.	1,339	340,387
United Technologies Corp.	3,234	375,403

		1,030,650

Automobiles — 0.6%
General Motors Co.	3,195	129,014

		129,014

Banks — 7.6%
Bank of America Corp.	22,429	568,351
Citigroup, Inc.	7,447	541,695
JPMorgan Chase & Co.	4,040	385,860
Wells Fargo & Co.	3,869	213,375

		1,709,281

Biotechnology — 3.1%
Biogen, Inc.(1)	1,090	341,301
Celgene Corp.(1)	2,403	350,405

		691,706

Building Products — 0.9%
Owens Corning	2,585	199,950

		199,950

Chemicals — 2.0%
Air Products & Chemicals, Inc.	1,734	262,215
Monsanto Co.	1,496	179,251

		441,466

Communications Equipment — 2.2%
Cisco Systems, Inc.	15,010	504,786

		504,786

Consumer Finance — 2.2%
Discover Financial Services	5,131	330,847
Synchrony Financial	5,093	158,138

		488,985

Containers & Packaging — 0.5%
Sealed Air Corp.	2,489	106,330

		106,330

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	764	140,057

		140,057

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	1,673	65,531

		65,531

Electric Utilities — 3.4%
Exelon Corp.	9,136	344,153
NextEra Energy, Inc.	2,269	332,522
PPL Corp.	2,180	82,731

		759,406

Electrical Equipment — 0.6%
Eaton Corp. PLC	1,687	129,545

		129,545

Equity Real Estate Investment — 2.1%
Annaly Capital Management, Inc. REIT	18,347	223,650

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — (continued)
Mid-America Apartment Communities, Inc. REIT	2,254	$240,907

		464,557

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	1,645	270,257
Wal-Mart Stores, Inc.	2,369	185,114

		455,371

Food Products — 3.3%
Archer-Daniels-Midland Co.	6,318	268,578
Bunge Ltd.	1,687	117,179
Tyson Foods, Inc., Class A	5,112	360,141

		745,898

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	5,589	298,229
Medtronic PLC	4,514	351,054
Zimmer Biomet Holdings, Inc.	796	93,203

		742,486

Health Care Providers & Services — 4.6%
Cigna Corp.	766	143,196
HCA Healthcare, Inc.(1)	1,345	107,049
Humana, Inc.	1,102	268,480
McKesson Corp.	2,118	325,346
UnitedHealth Group, Inc.	1,026	200,942

		1,045,013

Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp.	664	35,663

		35,663

Household Products — 2.1%
The Procter & Gamble Co.	5,100	463,998

		463,998

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	8,052	88,733

		88,733

Industrial Conglomerates — 0.0%
General Electric Co.	339	8,197

		8,197

Insurance — 5.0%
Chubb Ltd.	752	107,198
MetLife, Inc.	6,538	339,649
Prudential Financial, Inc.	3,113	330,974
The Allstate Corp.	1,169	107,443
XL Group Ltd.	6,230	245,773

		1,131,037

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)	311	298,980
The Priceline Group, Inc.(1)	205	375,318

		674,298

Internet Software & Services — 5.6%
Alphabet, Inc., Class A(1)	425	413,831
Alphabet, Inc., Class C(1)	196	187,986
Facebook, Inc., Class A(1)	3,854	658,533

		1,260,350

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 3.7%
DXC Technology Co.	3,905	$335,362
FleetCor Technologies, Inc.(1)	1,634	252,894
Global Payments, Inc.	1,775	168,678
International Business Machines Corp.	541	78,488

		835,422

Machinery — 0.4%
Ingersoll-Rand PLC	1,045	93,183

		93,183

Media — 3.6%
Charter Communications, Inc., Class A(1)	966	351,064
Comcast Corp., Class A	12,022	462,606

		813,670

Oil, Gas & Consumable Fuels — 4.7%
EOG Resources, Inc.	3,237	313,148
Exxon Mobil Corp.	2,348	192,489
Phillips 66	4,115	376,975
Valero Energy Corp.	2,229	171,477

		1,054,089

Pharmaceuticals — 4.6%
Allergan PLC	716	146,744
Eli Lilly & Co.	4,876	417,093
Johnson & Johnson	2,393	311,114
Pfizer, Inc.	4,499	160,615

		1,035,566

Real Estate Management & Development — 0.7%
Realogy Holdings Corp.	4,623	152,328

		152,328

Road & Rail — 1.8%
Union Pacific Corp.	3,449	399,981

		399,981

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom Ltd.	918	222,652
Intel Corp.	11,162	425,049
NVIDIA Corp.	899	160,714

		808,415

Software — 5.0%
Electronic Arts, Inc.(1)	2,414	284,997
Intuit, Inc.	2,555	363,167
Microsoft Corp.	5,216	388,540
Take-Two Interactive Software, Inc.(1)	943	96,403

		1,133,107

Specialty Retail — 2.5%
Best Buy Co., Inc.	5,154	293,572
Ross Stores, Inc.	2,711	175,049
The Home Depot, Inc.	626	102,389

		571,010

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	3,987	614,476
Hewlett Packard Enterprise Co.	13,298	195,614
NCR Corp.(1)	1,821	68,324

		878,414

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Tobacco — 2.3%
Altria Group, Inc.	1,804	$114,410
Philip Morris International, Inc.	3,651	405,297

		519,707

Trading Companies & Distributors — 1.4%
United Rentals, Inc.(1)	1,311	181,888
Univar, Inc.(1)	4,825	139,587

		321,475

Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.(1)	2,973	183,315

		183,315

Total Common Stocks (Cost $19,992,121)		22,311,990

	Principal Amount	Value

Short–Term Investment — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $193,002, due 10/2/2017(2)	$193,000	193,000

Total Repurchase Agreements (Cost $193,000)		193,000

Total Investments — 100.0% (Cost $20,185,121)		22,504,990

Liabilities in excess of other assets — (0.0)%		(8,021)

Total Net Assets — 100.0%		$22,496,969

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$200,000	$200,472

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,311,990	$—	$—	$22,311,990
Repurchase Agreements	—	193,000	—	193,000

Total	$22,311,990	$193,000	$—	$22,504,990

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 95.1%
Aerospace & Defense — 2.3%
L3 Technologies, Inc.	501	$94,404
Northrop Grumman Corp.	446	128,323
Raytheon Co.	949	177,064

		399,791

Airlines — 0.5%
American Airlines Group, Inc.	1,867	88,664

		88,664

Banks — 4.8%
Bank of America Corp.	14,106	357,446
Citigroup, Inc.	3,936	286,305
JPMorgan Chase & Co.	2,013	192,261

		836,012

Beverages — 2.2%
Constellation Brands, Inc., Class A	653	130,241
Molson Coors Brewing Co., Class B	734	59,924
PepsiCo, Inc.	1,811	201,799

		391,964

Biotechnology — 4.5%
Amgen, Inc.	840	156,618
Biogen, Inc.(1)	381	119,299
Bioverativ, Inc.(1)	820	46,797
Calyxt, Inc.(1)	684	16,751
Celgene Corp.(1)	805	117,385
Clovis Oncology, Inc.(1)	483	39,799
Gilead Sciences, Inc.	1,806	146,322
Regeneron Pharmaceuticals, Inc.(1)	114	50,972
Vertex Pharmaceuticals, Inc.(1)	651	98,978

		792,921

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	1,137	76,441
Johnson Controls International PLC	2,976	119,903

		196,344

Capital Markets — 4.6%
BlackRock, Inc.	286	127,868
E*TRADE Financial Corp.(1)	1,319	57,522
Hamilton Lane, Inc., Class A	2,420	64,977
Intercontinental Exchange, Inc.	1,406	96,592
Invesco Ltd.	3,046	106,732
Investment Technology Group, Inc.	3,186	70,538
KKR & Co. LP	4,180	84,979
The Charles Schwab Corp.	1,276	55,812
The Goldman Sachs Group, Inc.	628	148,955

		813,975

Chemicals — 3.2%
Albemarle Corp.	517	70,472
CF Industries Holdings, Inc.	1,787	62,831
DowDuPont, Inc.	2,577	178,406
Evonik Industries AG (Germany)	666	23,799
The Sherwin-Williams Co.	389	139,277
WR Grace & Co.	1,244	89,755

		564,540

Commercial Services & Supplies — 0.4%
Waste Connections, Inc.	976	68,281

		68,281

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Finance — 0.2%
Synchrony Financial	1,310	$40,676

		40,676

Containers & Packaging — 0.1%
Sealed Air Corp.	539	23,026

		23,026

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	4,134	161,929
Verizon Communications, Inc.	995	49,242

		211,171

Electric Utilities — 2.4%
American Electric Power Co., Inc.	1,062	74,595
Edison International	513	39,588
Exelon Corp.	1,893	71,309
NextEra Energy, Inc.	624	91,447
PG&E Corp.	1,002	68,226
The Southern Co.	1,404	68,993

		414,158

Electrical Equipment — 0.5%
Rockwell Automation, Inc.	544	96,946

		96,946

Energy Equipment & Services — 0.7%
Halliburton Co.	1,678	77,238
Select Energy Services, Inc., Class A(1)	2,537	40,389

		117,627

Equity Real Estate Investment — 0.9%
American Tower Corp. REIT	640	87,475
Gaming and Leisure Properties, Inc. REIT	1,760	64,927

		152,402

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	643	105,638
CVS Health Corp.	829	67,414
The Kroger Co.	3,742	75,065
Wal-Mart Stores, Inc.	912	71,264

		319,381

Food Products — 3.5%
Blue Buffalo Pet Products, Inc.(1)	2,734	77,509
McCormick & Co., Inc.	1,371	140,720
Mondelez International, Inc., Class A	2,682	109,050
Pinnacle Foods, Inc.	1,277	73,006
The Kraft Heinz Co.	2,673	207,291

		607,576

Health Care Equipment & Supplies — 3.7%
Becton Dickinson and Co.	896	175,571
Boston Scientific Corp.(1)	4,156	121,231
Danaher Corp.	1,913	164,097
DENTSPLY SIRONA, Inc.	1,862	111,366
Intuitive Surgical, Inc.(1)	76	79,487

		651,752

Health Care Providers & Services — 1.7%
Aetna, Inc.	437	69,488
McKesson Corp.	351	53,917

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — (continued)
UnitedHealth Group, Inc.	913	$178,811

		302,216

Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)	91	28,012
Hilton Worldwide Holdings, Inc.	1,599	111,051
Restaurant Brands International, Inc.	909	58,067
Wynn Resorts Ltd.	565	84,140
Yum China Holdings, Inc.(1)	1,793	71,666

		352,936

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc.	1,886	48,263

		48,263

Industrial Conglomerates — 0.6%
Roper Technologies, Inc.	189	46,003
Siemens AG (Reg S) (Germany)	476	67,061

		113,064

Insurance — 3.5%
American International Group, Inc.	1,881	115,475
Assured Guaranty Ltd.	2,767	104,454
Chubb Ltd.	1,189	169,492
MBIA, Inc.(1)	5,485	47,719
MetLife, Inc.	1,076	55,898
Prudential PLC (United Kingdom)	4,731	113,282

		606,320

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	389	373,965
Expedia, Inc.	555	79,887
The Priceline Group, Inc.(1)	69	126,326

		580,178

Internet Software & Services — 6.2%
Alibaba Group Holding Ltd., ADR(1)	629	108,635
Alphabet, Inc., Class A(1)	534	519,967
Facebook, Inc., Class A(1)	2,058	351,650
GoDaddy, Inc., Class A(1)	908	39,507
Instructure, Inc.(1)	1,112	36,863
Tencent Holdings Ltd., ADR	889	39,040

		1,095,662

IT Services — 3.0%
DXC Technology Co.	1,372	117,827
Fidelity National Information Services, Inc.	713	66,587
MasterCard, Inc., Class A	754	106,465
Total System Services, Inc.	440	28,820
Visa, Inc., Class A	1,889	198,799

		518,498

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	1,003	64,393

		64,393

Machinery — 3.5%
Caterpillar, Inc.	1,092	136,183
Cummins, Inc.	600	100,818
Dover Corp.	1,061	96,965
Fortive Corp.	1,721	121,830
KION Group AG (Germany)	912	87,277

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Komatsu Ltd. (Japan)	2,400	$68,359

		611,432

Media — 3.0%
Charter Communications, Inc., Class A(1)	421	152,999
Comcast Corp., Class A	5,350	205,868
DISH Network Corp., Class A(1)	743	40,293
Live Nation Entertainment, Inc.(1)	1,658	72,206
The Walt Disney Co.	491	48,398

		519,764

Metals & Mining — 0.6%
Alcoa Corp.(1)	1,512	70,490
Iluka Resources Ltd. (Australia)	4,423	33,077

		103,567

Multi-Utilities — 0.3%
Ameren Corp.	792	45,809

		45,809

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	1,099	53,686
Cenovus Energy, Inc. (Canada)	6,526	65,430
Cheniere Energy, Inc.(1)	1,164	52,427
ConocoPhillips	2,269	113,563
Encana Corp. (Canada)	2,275	26,784
Eni S.p.A. (Italy)	2,110	34,955
EOG Resources, Inc.	999	96,643
EQT Corp.	577	37,644
Exxon Mobil Corp.	651	53,369
Marathon Oil Corp.	1,421	19,269
Noble Energy, Inc.	1,490	42,256
Pioneer Natural Resources Co.	663	97,819
Plains All American Pipeline LP	1,004	21,275
Seven Generations Energy Ltd., Class A (Canada)(1)	1,599	25,297
Suncor Energy, Inc. (Canada)	2,287	80,153
TOTAL S.A. (France)	1,805	97,079

		917,649

Personal Products — 0.2%
Edgewell Personal Care Co.(1)	551	40,096

		40,096

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	454	28,938
Jazz Pharmaceuticals PLC(1)	945	138,206
Johnson & Johnson	2,268	294,862
Merck & Co., Inc.	1,461	93,548
Pfizer, Inc.	1,551	55,371

		610,925

Professional Services — 0.2%
IHS Markit Ltd.(1)	789	34,779

		34,779

Road & Rail — 0.7%
Norfolk Southern Corp.	887	117,297

		117,297

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	2,405	125,276
Broadcom Ltd.	735	178,267

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Cavium, Inc.(1)	1,818	$119,879
NXP Semiconductors N.V.(1)	404	45,688
Qorvo, Inc.(1)	1,779	125,740
Texas Instruments, Inc.	1,651	147,996

		742,846

Software — 6.3%
Activision Blizzard, Inc.	2,243	144,696
Adobe Systems, Inc.(1)	670	99,951
Everbridge, Inc.(1)	1,594	42,113
Micro Focus International PLC, ADR(1)	2,313	73,785
Microsoft Corp.	6,889	513,162
Oracle Corp.	2,153	104,097
RealPage, Inc.(1)	2,417	96,438
salesforce.com, Inc.(1)	407	38,022

		1,112,264

Specialty Retail — 2.8%
L Brands, Inc.	778	32,373
O’Reilly Automotive, Inc.(1)	283	60,950
The Home Depot, Inc.	1,929	315,507
The TJX Cos., Inc.	1,207	88,992

		497,822

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	3,602	555,140

		555,140

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.	2,346	57,805
NIKE, Inc., Class B	1,047	54,287

		112,092

Tobacco — 0.9%
Philip Morris International, Inc.	1,434	159,188

		159,188

Water Utilities — 0.2%
American Water Works Co., Inc.	424	34,306

		34,306

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(1)	372	22,938

		22,938

Total Common Stocks (Cost $14,765,913)		16,706,651

Exchange–Traded Funds — 3.1%
SPDR S&P Regional Banking ETF	2,811	159,553
SPDR S&P500 ETF Trust	1,522	382,372

Total Exchange–Traded Funds (Cost $520,004)		541,925

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Short–Term Investment — 2.0%
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $351,004, due 10/2/2017(2)	$351,000	$351,000

Total Repurchase Agreements (Cost $351,000)		351,000

Total Investments — 100.2% (Cost $15,636,917)		17,599,576

Liabilities in excess of other assets — (0.2)%		(39,055)

Total Net Assets — 100.0%		$17,560,521

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$360,000	$360,850

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$16,181,762	$524,889	*	$—	$16,706,651
Exchange–Traded Funds	541,925	—		—	541,925
Repurchase Agreements	—	351,000		—	351,000

Total	$16,723,687	$875,889		$—	$17,599,576

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 97.3%
Aerospace & Defense — 4.2%
General Dynamics Corp.	833	$171,248
L3 Technologies, Inc.	1,375	259,091
Raytheon Co.	1,188	221,657
Spirit AeroSystems Holdings, Inc., Class A	1,401	108,886
United Technologies Corp.	3,074	356,830

		1,117,712

Airlines — 1.4%
Delta Air Lines, Inc.	4,798	231,360
Southwest Airlines Co.	2,538	142,077

		373,437

Auto Components — 1.2%
BorgWarner, Inc.	6,053	310,095

		310,095

Banks — 18.7%
Bank of America Corp.	47,115	1,193,894
Citigroup, Inc.	13,776	1,002,066
Fifth Third Bancorp	6,415	179,492
JPMorgan Chase & Co.	13,070	1,248,316
KeyCorp	9,956	187,372
Lloyds Banking Group PLC, ADR	45,210	165,469
Regions Financial Corp.	18,300	278,709
Wells Fargo & Co.	12,617	695,827

		4,951,145

Beverages — 0.7%
Coca-Cola European Partners PLC	4,558	189,704

		189,704

Biotechnology — 2.4%
Gilead Sciences, Inc.	6,597	534,489
Shire PLC, ADR	668	102,298

		636,787

Building Products — 0.5%
Masco Corp.	3,321	129,552

		129,552

Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	1,859	440,936

		440,936

Chemicals — 3.3%
Celanese Corp., Class A	2,292	238,987
DowDuPont, Inc.	4,946	342,411
FMC Corp.	1,317	117,621
Methanex Corp.	3,359	168,958

		867,977

Communications Equipment — 2.2%
Cisco Systems, Inc.	17,541	589,904

		589,904

Construction Materials — 0.6%
Cemex S.A.B. de C.V., ADR(1)	19,187	174,218

		174,218

Consumer Finance — 2.9%
Capital One Financial Corp.	2,448	207,247
Discover Financial Services	4,339	279,779
Navient Corp.	7,864	118,117

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Finance — (continued)
Synchrony Financial	5,014	$155,685

		760,828

Containers & Packaging — 0.9%
WestRock Co.	4,023	228,225

		228,225

Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(1)	5,343	979,479

		979,479

Electrical Equipment — 1.2%
Eaton Corp. PLC	4,157	319,216

		319,216

Electronic Equipment, Instruments & Components — 2.9%
Flex Ltd.(1)	16,609	275,211
TE Connectivity Ltd.	5,961	495,121

		770,332

Food & Staples Retailing — 1.2%
CVS Health Corp.	3,891	316,416

		316,416

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	5,682	303,192
Koninklijke Philips N.V.	7,241	298,329

		601,521

Health Care Providers & Services — 4.2%
Anthem, Inc.	1,733	329,062
Cigna Corp.	1,530	286,018
DaVita, Inc.(1)	1,891	112,307
Laboratory Corp. of America Holdings(1)	820	123,795
UnitedHealth Group, Inc.	1,392	272,623

		1,123,805

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	11,463	126,322

		126,322

Insurance — 3.4%
American International Group, Inc.	4,739	290,927
Chubb Ltd.	2,356	335,848
The Allstate Corp.	3,105	285,381

		912,156

Internet Software & Services — 2.0%
Alphabet, Inc., Class A(1)	305	296,985
eBay, Inc.(1)	5,948	228,760

		525,745

IT Services — 1.3%
DXC Technology Co.	3,900	334,932

		334,932

Machinery — 0.6%
Cummins, Inc.	975	163,829

		163,829

Media — 4.3%
CBS Corp., Class B, NVDR	2,211	128,238

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — (continued)
Comcast Corp., Class A	6,944	$267,205
Liberty Global PLC LiLAC, Class C(1)	3,386	78,894
Time Warner, Inc.	3,862	395,662
Twenty-First Century Fox, Inc., Class A	10,820	285,432

		1,155,431

Metals & Mining — 1.7%
Barrick Gold Corp.	8,882	142,912
Nucor Corp.	1,509	84,564
Steel Dynamics, Inc.	6,496	223,917

		451,393

Oil, Gas & Consumable Fuels — 9.2%
Andeavor	2,693	277,783
Chevron Corp.	7,716	906,630
ConocoPhillips	5,043	252,402
Diamondback Energy, Inc.(1)	2,640	258,614
Energen Corp.(1)	2,129	116,414
Marathon Petroleum Corp.	4,777	267,894
Phillips 66	1,808	165,631
Royal Dutch Shell PLC, Class A, ADR	3,288	199,187

		2,444,555

Pharmaceuticals — 8.6%
Johnson & Johnson	5,988	778,500
Merck & Co., Inc.	9,366	599,705
Pfizer, Inc.	18,031	643,707
Sanofi, ADR	5,345	266,127

		2,288,039

Semiconductors & Semiconductor Equipment — 1.3%
KLA-Tencor Corp.	1,462	154,972
Texas Instruments, Inc.	2,041	182,955

		337,927

Software — 3.4%
Micro Focus International PLC, ADR(1)	1,081	34,484
Microsoft Corp.	3,655	272,261
Oracle Corp.	12,472	603,021

		909,766

Specialty Retail — 1.8%
The Home Depot, Inc.	2,052	335,625
The TJX Cos., Inc.	2,126	156,750

		492,375

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	2,604	401,329
HP, Inc.	15,319	305,767
NetApp, Inc.	1,969	86,163

		793,259

Total Common Stocks (Cost $22,509,959)		25,817,018

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Short–Term Investment — 3.2%
Repurchase Agreements — 3.2%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $850,009, due 10/2/2017(2)	$850,000	$850,000

Total Repurchase Agreements (Cost $850,000)		850,000

Total Investments — 100.5% (Cost $23,359,959)		26,667,018

Liabilities in excess of other assets — (0.5)%		(141,170)

Total Net Assets — 100.0%		$26,525,848

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$865,000	$867,043

Legend:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,817,018	$—	$—	$25,817,018
Repurchase Agreements	—	850,000	—	850,000

Total	$25,817,018	$850,000	$—	$26,667,018

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 94.7%
Aerospace & Defense — 4.3%
Raytheon Co.	2,410	$449,658
The Boeing Co.	877	222,942

		672,600

Airlines — 1.6%
Delta Air Lines, Inc.	4,370	210,721
Southwest Airlines Co.	574	32,133

		242,854

Auto Components — 1.0%
BorgWarner, Inc.	2,967	151,999

		151,999

Banks — 8.5%
Citigroup, Inc.	5,413	393,741
JPMorgan Chase & Co.	6,133	585,763
Wells Fargo & Co.	6,160	339,724

		1,319,228

Beverages — 1.0%
PepsiCo, Inc.	1,358	151,322

		151,322

Biotechnology — 4.8%
Amgen, Inc.	348	64,885
Biogen, Inc.(1)	1,019	319,069
Gilead Sciences, Inc.	4,482	363,132

		747,086

Capital Markets — 6.4%
BlackRock, Inc.	225	100,595
Northern Trust Corp.	1,366	125,576
State Street Corp.	3,175	303,340
TD Ameritrade Holding Corp.	2,642	128,930
The Goldman Sachs Group, Inc.	1,390	329,694

		988,135

Communications Equipment — 1.9%
Cisco Systems, Inc.	8,656	291,101

		291,101

Consumer Finance — 1.0%
Capital One Financial Corp.	1,759	148,917

		148,917

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	1,539	282,129

		282,129

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	2,630	130,159

		130,159

Electric Utilities — 1.6%
Exelon Corp.	6,417	241,728

		241,728

Electrical Equipment — 1.7%
AMETEK, Inc.	1,659	109,560
Hubbell, Inc.	824	95,601
Sensata Technologies Holding N.V.(1)	1,133	54,463

		259,624

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 2.9%
Dolby Laboratories, Inc., Class A	2,832	$162,897
Flex Ltd.(1)	4,440	73,571
FLIR Systems, Inc.	1,896	73,773
TE Connectivity Ltd.	1,609	133,643

		443,884

Energy Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	1,112	49,095
National Oilwell Varco, Inc.	3,736	133,487
Oceaneering International, Inc.	1,825	47,943
Oil States International, Inc.(1)	2,852	72,298
TechnipFMC PLC(1)	3,341	93,281

		396,104

Equity Real Estate Investment — 1.4%
Liberty Property Trust REIT	5,110	209,817

		209,817

Food & Staples Retailing — 3.5%
Wal-Mart Stores, Inc.	6,961	543,933

		543,933

Health Care Equipment & Supplies — 1.0%
Hologic, Inc.(1)	4,362	160,042

		160,042

Health Care Providers & Services — 7.4%
Aetna, Inc.	2,980	473,850
Cigna Corp.	2,110	394,444
Quest Diagnostics, Inc.	1,188	111,244
UnitedHealth Group, Inc.	884	173,131

		1,152,669

Household Durables — 1.8%
DR Horton, Inc.	4,912	196,136
Garmin Ltd.	1,655	89,320

		285,456

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	938	94,072

		94,072

Insurance — 4.6%
Axis Capital Holdings Ltd.	1,020	58,456
Chubb Ltd.	1,031	146,969
FNF Group	4,288	203,509
The Allstate Corp.	2,506	230,326
Validus Holdings Ltd.	1,365	67,172

		706,432

Internet Software & Services — 0.0%
Akamai Technologies, Inc.(1)	79	3,849

		3,849

IT Services — 2.7%
International Business Machines Corp.	1,349	195,713
MasterCard, Inc., Class A	1,621	228,885

		424,598

Machinery — 1.8%
Caterpillar, Inc.	536	66,844
Fortive Corp.	1,690	119,635

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Parker-Hannifin Corp.	530	$92,761

		279,240

Media — 5.7%
AMC Networks, Inc., Class A(1)	2,490	145,590
Comcast Corp., Class A	4,494	172,929
Discovery Communications, Inc., Class A(1)	9,084	193,398
Scripps Networks Interactive, Inc., Class A	640	54,970
Time Warner, Inc.	3,092	316,776

		883,663

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	1,031	78,531

		78,531

Oil, Gas & Consumable Fuels — 5.3%
ConocoPhillips	4,082	204,304
Exxon Mobil Corp.	3,984	326,608
Noble Energy, Inc.	8,694	246,562
World Fuel Services Corp.	1,285	43,575

		821,049

Pharmaceuticals — 4.6%
Eli Lilly & Co.	2,704	231,300
Pfizer, Inc.	11,400	406,980
Roche Holding AG, ADR	2,510	80,320

		718,600

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A(1)	5,125	194,135

		194,135

Road & Rail — 1.8%
Norfolk Southern Corp.	2,099	277,572

		277,572

Semiconductors & Semiconductor Equipment — 3.4%
Ambarella, Inc.(1)	640	31,366
Intel Corp.	5,795	220,674
Synaptics, Inc.(1)	1,173	45,958
Xilinx, Inc.	3,302	233,881

		531,879

Software — 2.2%
Microsoft Corp.	2,037	151,736
VMware, Inc., Class A(1)	1,780	194,358

		346,094

Specialty Retail — 1.2%
Ross Stores, Inc.	2,982	192,548

		192,548

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	1,532	236,112

		236,112

Textiles, Apparel & Luxury Goods — 0.5%
VF Corp.	1,242	78,954

		78,954

Total Common Stocks (Cost $12,858,256)		14,686,115

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Short–Term Investment — 4.7%
Repurchase Agreements — 4.7%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $733,007, due 10/2/2017(2)	$733,000	$733,000

Total Repurchase Agreements (Cost $733,000)		733,000

Total Investments — 99.4% (Cost $13,591,256)		15,419,115

Assets in excess of other liabilities — 0.6%		87,438

Total Net Assets — 100.0%		$15,506,553

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$750,000	$751,772

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,686,115	$—	$—	$14,686,115
Repurchase Agreements	—	733,000	—	733,000

Total	$14,686,115	$733,000	$—	$15,419,115

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 96.2%
Aerospace & Defense — 1.3%
Teledyne Technologies, Inc.(1)	1,587	$252,619

		252,619

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	2,074	124,150

		124,150

Airlines — 1.7%
Ryanair Holdings PLC, ADR(1)	3,158	332,916

		332,916

Banks — 0.5%
SVB Financial Group(1)	567	106,080

		106,080

Biotechnology — 3.2%
ACADIA Pharmaceuticals, Inc.(1)	2,494	93,949
Alkermes PLC(1)	1,789	90,953
Celgene Corp.(1)	1,441	210,126
DBV Technologies S.A., ADR(1)	1,111	47,151
Neurocrine Biosciences, Inc.(1)	2,183	133,774
TESARO, Inc.(1)	500	64,550

		640,503

Building Products — 1.1%
AO Smith Corp.	3,671	218,168

		218,168

Capital Markets — 5.3%
LPL Financial Holdings, Inc.	6,044	311,689
MSCI, Inc.	2,059	240,697
TD Ameritrade Holding Corp.	10,431	509,033

		1,061,419

Commercial Services & Supplies — 1.7%
Edenred (France)	4,503	122,533
Ritchie Bros Auctioneers, Inc.	6,770	214,067

		336,600

Communications Equipment — 0.7%
Harris Corp.	982	129,310

		129,310

Containers & Packaging — 1.6%
Sealed Air Corp.	7,624	325,697

		325,697

Diversified Consumer Services — 1.8%
ServiceMaster Global Holdings, Inc.(1)	7,873	367,905

		367,905

Electrical Equipment — 3.3%
AMETEK, Inc.	1,542	101,834
Sensata Technologies Holding N.V.(1)	11,506	553,093

		654,927

Electronic Equipment, Instruments & Components — 7.3%
Amphenol Corp., Class A	1,474	124,759
Belden, Inc.	2,441	196,574
Dolby Laboratories, Inc., Class A	2,029	116,708
Flex Ltd.(1)	16,798	278,343
National Instruments Corp.	6,682	281,780

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
TE Connectivity Ltd.	5,416	$449,853

		1,448,017

Equity Real Estate Investment — 3.8%
Crown Castle International Corp. REIT	3,569	356,829
Lamar Advertising Co., Class A REIT	5,996	410,906

		767,735

Health Care Equipment & Supplies — 9.1%
ABIOMED, Inc.(1)	529	89,189
Boston Scientific Corp.(1)	14,436	421,098
DexCom, Inc.(1)	1,777	86,940
ICU Medical, Inc.(1)	698	129,723
STERIS PLC	3,795	335,478
Teleflex, Inc.	1,253	303,188
The Cooper Cos., Inc.	816	193,482
Varian Medical Systems, Inc.(1)	2,524	252,552

		1,811,650

Health Care Providers & Services — 0.6%
Henry Schein, Inc.(1)	1,536	125,937

		125,937

Health Care Technology — 1.9%
athenahealth, Inc.(1)	3,068	381,537

		381,537

Hotels, Restaurants & Leisure — 2.3%
Dunkin’ Brands Group, Inc.	4,986	264,657
Norwegian Cruise Line Holdings Ltd.(1)	3,409	184,256

		448,913

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	1,015	101,794

		101,794

Insurance — 2.6%
Aon PLC	2,551	372,701
Intact Financial Corp. (Canada)	1,709	141,172

		513,873

Internet Software & Services — 3.3%
Cimpress N.V.(1)	3,009	293,859
CoStar Group, Inc.(1)	1,362	365,356

		659,215

IT Services — 9.0%
Amdocs Ltd.	5,659	363,987
Broadridge Financial Solutions, Inc.	2,981	240,924
Euronet Worldwide, Inc.(1)	829	78,581
Fidelity National Information Services, Inc.	2,604	243,188
Gartner, Inc.(1)	1,502	186,864
Global Payments, Inc.	2,270	215,718
Jack Henry & Associates, Inc.	1,442	148,223
WEX, Inc.(1)	2,909	326,448

		1,803,933

Leisure Products — 0.5%
Polaris Industries, Inc.	961	100,549

		100,549

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 5.0%
PerkinElmer, Inc.	5,081	$350,437
Quintiles IMS Holdings, Inc.(1)	3,434	326,470
Waters Corp.(1)	1,781	319,725

		996,632

Machinery — 2.0%
Rexnord Corp.(1)	8,329	211,640
The Middleby Corp.(1)	910	116,635
Wabtec Corp.	882	66,811

		395,086

Media — 0.8%
Omnicom Group, Inc.	2,114	156,584

		156,584

Oil, Gas & Consumable Fuels — 0.5%
World Fuel Services Corp.	3,144	106,613

		106,613

Professional Services — 2.5%
IHS Markit Ltd.(1)	3,508	154,633
Verisk Analytics, Inc.(1)	4,039	336,004

		490,637

Road & Rail — 1.8%
Canadian Pacific Railway Ltd.	874	146,858
Old Dominion Freight Line, Inc.	1,876	206,567

		353,425

Semiconductors & Semiconductor Equipment — 7.6%
KLA-Tencor Corp.	3,302	350,012
Lam Research Corp.	1,664	307,907
Microchip Technology, Inc.	3,067	275,355
ON Semiconductor Corp.(1)	15,288	282,369
Xilinx, Inc.	4,342	307,544

		1,523,187

Software — 8.1%
Atlassian Corp. PLC, Class A(1)	7,852	275,998
Cadence Design Systems, Inc.(1)	2,942	116,121
Constellation Software, Inc. (Canada)	626	341,529
Intuit, Inc.	1,320	187,625
Nice Ltd., ADR	2,882	234,335
SS&C Technologies Holdings, Inc.	8,441	338,906
The Ultimate Software Group, Inc.(1)	685	129,876

		1,624,390

Specialty Retail — 1.2%
Tractor Supply Co.	1,944	123,036
Williams-Sonoma, Inc.	2,294	114,379

		237,415

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc.	1,449	143,089
Gildan Activewear, Inc.	10,662	333,507
Lululemon Athletica, Inc.(1)	1,775	110,494

		587,090

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 0.1%
Ferguson PLC (United Kingdom)	429	$28,149

		28,149

Total Common Stocks (Cost $16,153,657)		19,212,655

	Principal Amount	Value

Short–Term Investment — 4.0%
Repurchase Agreements — 4.0%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $792,008, due 10/2/2017(2)	$ 792,000	792,000

Total Repurchase Agreements (Cost $792,000)		792,000

Total Investments — 100.2% (Cost $16,945,657)		20,004,655

Liabilities in excess of other assets — (0.2)%		(30,150)

Total Net Assets — 100.0%		$19,974,505

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$810,000	$811,913

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$19,061,973	$150,682	*	$—	$19,212,655
Repurchase Agreements	—	792,000		—	792,000

Total	$19,061,973	$942,682		$—	$20,004,655

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 96.1%
Aerospace & Defense — 2.4%
Arconic, Inc.	8,781	$218,471
Raytheon Co.	1,525	284,535

		503,006

Banks — 5.2%
Fifth Third Bancorp	9,663	270,371
PacWest Bancorp	6,748	340,842
Regions Financial Corp.	21,484	327,201
Zions Bancorporation	3,307	156,024

		1,094,438

Beverages — 2.6%
Molson Coors Brewing Co., Class B	6,676	545,029

		545,029

Capital Markets — 2.3%
Northern Trust Corp.	3,727	342,623
TD Ameritrade Holding Corp.	2,731	133,273

		475,896

Chemicals — 3.4%
International Flavors & Fragrances, Inc.	2,485	355,131
PPG Industries, Inc.	3,318	360,534

		715,665

Commercial Services & Supplies — 3.8%
Republic Services, Inc.	8,818	582,517
Stericycle, Inc.(1)	2,978	213,284

		795,801

Communications Equipment — 3.2%
ARRIS International PLC(1)	7,869	224,188
Harris Corp.	3,377	444,683

		668,871

Construction & Engineering — 2.4%
Jacobs Engineering Group, Inc.	8,531	497,101

		497,101

Consumer Finance — 1.2%
Ally Financial, Inc.	10,783	261,596

		261,596

Containers & Packaging — 5.5%
International Paper Co.	7,284	413,877
Packaging Corp. of America	3,208	367,893
Sealed Air Corp.	8,572	366,196

		1,147,966

Electric Utilities — 2.2%
American Electric Power Co., Inc.	6,679	469,133

		469,133

Energy Equipment & Services — 4.6%
C&J Energy Services, Inc.(1)	6,297	188,721
National Oilwell Varco, Inc.	8,708	311,137
Patterson-UTI Energy, Inc.	16,340	342,160
US Silica Holdings, Inc.	3,875	120,396

		962,414

Equity Real Estate Investment — 5.1%
American Campus Communities, Inc. REIT	7,426	327,858
Corporate Office Properties Trust REIT	4,719	154,925
GGP, Inc. REIT	4,065	84,430

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — (continued)
Invitation Homes, Inc. REIT	9,945	$225,254
Mid-America Apartment Communities, Inc. REIT	2,549	272,437

		1,064,904

Food Products — 2.4%
TreeHouse Foods, Inc.(1)	7,604	515,019

		515,019

Health Care Equipment & Supplies — 1.9%
STERIS PLC	2,157	190,679
Varian Medical Systems, Inc.(1)	1,651	165,199
Zimmer Biomet Holdings, Inc.	446	52,222

		408,100

Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	3,991	330,255
Humana, Inc.	1,438	350,340
Patterson Cos., Inc.	2,778	107,370
Universal Health Services, Inc., Class B	2,133	236,635

		1,024,600

Hotels, Restaurants & Leisure — 0.9%
The Wendy’s Co.	12,522	194,467

		194,467

Household Durables — 1.1%
Mohawk Industries, Inc.(1)	909	224,987

		224,987

Insurance — 11.8%
Arch Capital Group Ltd.(1)	2,994	294,909
Brown & Brown, Inc.	8,561	412,555
FNF Group	8,636	409,865
Loews Corp.	10,168	486,640
The Allstate Corp.	5,580	512,858
Willis Towers Watson PLC	2,393	369,072

		2,485,899

IT Services — 7.4%
Amdocs Ltd.	6,461	415,571
DST Systems, Inc.	3,429	188,184
Fidelity National Information Services, Inc.	6,650	621,043
Leidos Holdings, Inc.	5,454	322,986

		1,547,784

Machinery — 2.0%
Deere & Co.	1,764	221,541
The Middleby Corp.(1)	1,504	192,767

		414,308

Media — 1.0%
The Interpublic Group of Cos., Inc.	9,804	203,825

		203,825

Multi-Utilities — 2.6%
Ameren Corp.	9,520	550,637

		550,637

Multiline Retail — 2.0%
Kohl’s Corp.	9,486	433,036

		433,036

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	4,605	$224,954
Cimarex Energy Co.	2,042	232,114
Hess Corp.	6,529	306,145

		763,213

Real Estate Management & Development — 2.4%
CBRE Group, Inc., Class A(1)	13,494	511,153

		511,153

Road & Rail — 4.1%
Kansas City Southern	5,141	558,724
Ryder System, Inc.	3,542	299,476

		858,200

Technology Hardware, Storage & Peripherals — 2.1%
NCR Corp.(1)	11,744	440,635

		440,635

Water Utilities — 2.0%
American Water Works Co., Inc.	5,273	426,638

		426,638

Total Common Stocks (Cost $18,438,459)		20,204,321

	Principal Amount	Value

Short–Term Investment — 4.3%
Repurchase Agreements — 4.3%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $908,009, due 10/2/2017(2)	$908,000	908,000

Total Repurchase Agreements (Cost $908,000)		908,000

Total Investments — 100.4% (Cost $19,346,459)		21,112,321

Liabilities in excess of other assets — (0.4)%		(89,519)

Total Net Assets — 100.0%		$21,022,802

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$925,000	$927,185

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,204,321	$—	$—	$20,204,321
Repurchase Agreements	—	908,000	—	908,000

Total	$20,204,321	$908,000	$—	$21,112,321

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 97.5%
Belgium — 2.8%
Anheuser-Busch InBev S.A.	3,562	$425,754

		425,754

Cayman Islands — 1.5%
Baidu, Inc., ADR(1)	907	224,655

		224,655

Denmark — 2.5%
Novo Nordisk A/S, Class B	7,936	380,994

		380,994

Finland — 1.7%
Wartsila OYJ Abp	3,609	255,790

		255,790

France — 3.4%
Accor S.A.	4,028	199,994
Safran S.A.	3,180	324,898

		524,892

Germany — 15.3%
Bayer AG (Reg S)	3,261	444,389
Continental AG	1,194	303,056
Delivery Hero AG(1)(2)	5,101	202,079
Deutsche Boerse AG	2,124	230,227
Fresenius SE & Co. KGaA	3,133	252,722
Linde AG	1,152	240,245
SAP SE	3,926	430,095
Zalando SE(1)(2)	5,010	251,064

		2,353,877

Hong Kong — 2.7%
AIA Group Ltd.	56,400	418,279

		418,279

Ireland — 1.5%
Ryanair Holdings PLC, ADR(1)	2,268	239,093

		239,093

Japan — 21.1%
Daikin Industries Ltd.	1,900	192,604
FANUC Corp.	1,200	243,311
KDDI Corp.	6,400	168,846
Keyence Corp.	500	266,565
Komatsu Ltd.	7,100	202,229
Kubota Corp.	12,500	227,669
Makita Corp.	4,400	177,900
Nidec Corp.	2,100	258,443
Nitori Holdings Co. Ltd.	1,300	185,961
Nitto Denko Corp.	2,200	183,667
ORIX Corp.	11,000	177,570
Recruit Holdings Co. Ltd.	11,300	244,806
Shimano, Inc.	1,200	160,073
Shiseido Co. Ltd.	4,900	196,716
Sugi Holdings Co. Ltd.	3,300	175,173
Tokyo Electron Ltd.	1,300	200,407

		3,261,940

Luxembourg — 1.2%
Eurofins Scientific SE	291	183,902

		183,902

Netherlands — 5.7%
Altice N.V., Class A(1)	10,738	215,360

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — (continued)
ASML Holding N.V.	2,038	$347,665
RELX N.V.	14,694	312,928

		875,953

Republic of Korea — 1.4%
Samsung Electronics Co. Ltd., GDR	197	223,004

		223,004

Singapore — 1.4%
DBS Group Holdings Ltd.	14,000	215,417

		215,417

South Africa — 1.3%
Naspers Ltd., Class N	948	206,941
Novus Holdings Ltd.	328	158

		207,099

Spain — 1.4%
Grifols S.A., ADR	10,201	223,300

		223,300

Sweden — 2.0%
Atlas Copco AB, Class A	7,163	303,776

		303,776

Switzerland — 7.8%
Cie Financiere Richemont S.A. (Reg S)	3,107	283,960
LafargeHolcim Ltd. (Reg S)(1)	3,306	193,523
Roche Holding AG	2,087	532,772
UBS Group AG (Reg S)(1)	11,347	193,933

		1,204,188

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,098	191,430

		191,430

United Kingdom — 21.6%
British American Tobacco PLC	7,524	470,406
Burberry Group PLC	9,852	232,730
Intertek Group PLC	4,004	267,540
Meggitt PLC	27,755	193,792
Persimmon PLC	5,638	195,077
Prudential PLC	15,045	360,246
Reckitt Benckiser Group PLC	3,650	333,518
Unilever PLC	11,746	679,882
Vodafone Group PLC	93,023	260,564
Worldpay Group PLC(2)	33,354	181,911
WPP PLC	8,589	159,426

		3,335,092

Total Common Stocks (Cost $12,431,436)		15,048,435

Preferred Stocks — 1.7%
Germany — 1.7%
Henkel AG & Co. KgaA, 1.41%	1,963	267,213

Total Preferred Stocks (Cost $253,687)		267,213

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.9%
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $140,001, due 10/2/2017(3)	$140,000	$140,000

Total Repurchase Agreements (Cost $140,000)		140,000

Total Investments — 100.1% (Cost $12,825,123)		15,455,648

Liabilities in excess of other assets — (0.1)%		(20,781)

Total Net Assets — 100.0%		$15,434,867

(1)	Non–income–producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2017, the aggregate market value of these securities amounted to $635,054, representing 4.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.50%	5/15/2024	$140,000	$144,736

Legend:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Belgium	$—	$425,754	*	$—	$425,754
Cayman Islands	224,655	—		—	224,655
Denmark	—	380,994	*	—	380,994
Finland	—	255,790	*	—	255,790
France	—	524,892	*	—	524,892
Germany	—	2,353,877	*	—	2,353,877
Hong Kong	—	418,279	*	—	418,279
Ireland	239,093	—		—	239,093
Japan	—	3,261,940	*	—	3,261,940
Luxembourg	—	183,902	*	—	183,902
Netherlands	—	875,953	*	—	875,953
Republic of Korea	223,004	—		—	223,004
Singapore	—	215,417	*	—	215,417
South Africa	—	207,099	*	—	207,099
Spain	223,300	—		—	223,300
Sweden	—	303,776	*	—	303,776
Switzerland	—	1,204,188	*	—	1,204,188
Taiwan	191,430	—		—	191,430
United Kingdom	—	3,335,092	*	—	3,335,092
Preferred Stocks
Germany	—	267,213	*	—	267,213
Repurchase Agreements	—	140,000		—	140,000

Total	$1,101,482	$14,354,166		$—	$15,455,648

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — 96.3%
Australia — 0.7%
Caltex Australia Ltd.	6,016	$151,932

		151,932

Belgium — 2.7%
Anheuser-Busch InBev S.A.	3,394	405,673
KBC Group N.V.	2,122	179,864

		585,537

Brazil — 1.0%
BB Seguridade Participacoes S.A.	24,508	221,544

		221,544

Canada — 4.8%
Canadian National Railway Co.	3,547	293,880
National Bank of Canada	7,049	339,245
Suncor Energy, Inc.	11,810	413,906

		1,047,031

Denmark — 2.6%
AP Moller - Maersk A/S, Class B	164	311,582
Carlsberg A/S, Class B	2,450	268,388

		579,970

Finland — 1.5%
Sampo OYJ, Class A	6,110	323,175

		323,175

France — 11.0%
Air Liquide S.A.	2,970	395,829
Capgemini SE	4,374	512,302
Cie Generale des Etablissements Michelin	2,817	411,706
Safran S.A.	1,692	172,870
Valeo S.A.	5,060	376,023
Vinci S.A.	5,665	538,433

		2,407,163

Germany — 4.2%
Deutsche Post AG (Reg S)	7,738	344,473
SAP SE	5,270	577,330

		921,803

Ireland — 3.1%
Medtronic PLC	5,189	403,549
Ryanair Holdings PLC, ADR(1)	2,584	272,405

		675,954

Italy — 1.7%
UniCredit S.p.A.(1)	17,401	370,604

		370,604

Japan — 16.0%
Daiwa House Industry Co. Ltd.	18,420	636,416
Don Quijote Holdings Co. Ltd.	11,900	446,276
Hoshizaki Corp.	1,600	140,715
Isuzu Motors Ltd.	24,700	327,648
Kao Corp.	3,730	219,932
KDDI Corp.	10,100	266,459
Makita Corp.	8,900	359,843
Seven & i Holdings Co. Ltd.	5,000	193,121
Sony Corp.	7,700	286,606
Sumitomo Mitsui Financial Group, Inc.	8,900	342,362
United Arrows Ltd.	4,600	167,243

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Yamaha Corp.	2,800	$103,312

		3,489,933

Luxembourg — 0.6%
Tenaris S.A.	9,417	133,475

		133,475

Netherlands — 2.8%
Koninklijke KPN N.V.	53,067	182,261
Wolters Kluwer N.V.	9,456	436,970

		619,231

Norway — 2.9%
Statoil ASA	13,308	266,967
Telenor ASA	17,160	363,644

		630,611

Singapore — 2.2%
DBS Group Holdings Ltd.	21,300	327,741
NetLink NBN Trust(1)	256,400	155,990

		483,731

Spain — 1.1%
Red Electrica Corp. S.A.	11,908	250,240

		250,240

Sweden — 4.0%
Assa Abloy AB, Class B	19,907	455,521
Nordea Bank AB	30,339	412,113

		867,634

Switzerland — 4.3%
Julius Baer Group Ltd.(1)	4,644	275,257
Novartis AG (Reg S)	7,808	670,015

		945,272

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,520	319,926

		319,926

Turkey — 0.7%
Turkiye Garanti Bankasi A.S.	54,844	149,125

		149,125

United Kingdom — 26.9%
Aon PLC	3,424	500,246
BHP Billiton PLC	27,520	484,862
British American Tobacco PLC	9,469	592,009
BT Group PLC	45,979	174,931
ConvaTec Group PLC(2)	55,878	205,150
Diageo PLC	10,492	344,919
Ferguson PLC	7,011	460,037
Howden Joinery Group PLC	28,095	162,411
Informa PLC	24,506	220,902
Prudential PLC	31,112	744,963
RELX PLC	19,923	437,084
Royal Dutch Shell PLC, Class A	19,400	584,618
Shire PLC	9,827	500,626
Unilever PLC	7,905	457,557

		5,870,315

Total Common Stocks (Cost $18,305,316)		21,044,206

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Short–Term Investment — 3.7%
Repurchase Agreements — 3.7%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $821,008, due 10/2/2017(3)	$821,000	$821,000

Total Repurchase Agreements (Cost $821,000)		821,000

Total Investments — 100.0% (Cost $19,126,316)		21,865,206

Liabilities in excess of other assets — (0.0)%		(8,108)

Total Net Assets — 100.0%		$21,857,098

(1)	Non–income–producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2017, the aggregate market value of these securities amounted to $205,150, representing 0.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$840,000	$841,984

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$151,932	*	$—	$151,932
Belgium	—	585,537	*	—	585,537
Brazil	221,544	—		—	221,544
Canada	1,047,031	—		—	1,047,031
Denmark	—	579,970	*	—	579,970
Finland	—	323,175	*	—	323,175
France	—	2,407,163	*	—	2,407,163
Germany	—	921,803	*	—	921,803
Ireland	675,954	—		—	675,954
Italy	—	370,604	*	—	370,604
Japan	—	3,489,933	*	—	3,489,933
Luxembourg	—	133,475	*	—	133,475
Netherlands	—	619,231	*	—	619,231
Norway	—	630,611	*	—	630,611
Singapore	—	483,731	*	—	483,731
Spain	—	250,240	*	—	250,240
Sweden	—	867,634	*	—	867,634
Switzerland	—	945,272	*	—	945,272
Taiwan	319,926	—		—	319,926
Turkey	—	149,125	*	—	149,125
United Kingdom	500,246	5,370,069	*	—	5,870,315
Repurchase Agreements	—	821,000		—	821,000

Total	$2,764,701	$19,100,505		$—	$21,865,206

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 16.7%
FHLMC
0.75% due 4/9/2018	$542,000	$540,506
FNMA
3.50% due 10/1/2047(1)	1,500,000	1,546,347
4.00% due 7/1/2047	295,915	311,714
4.00% due 10/1/2047(1)	1,020,000	1,073,948
4.50% due 10/1/2047(1)	1,000,000	1,073,437
FREMF Mortgage Trust
2015-K721 B
3.681% due 11/25/2047(2)(3)(4)	90,000	90,544
GNMA
3.00% due 10/1/2047(1)	600,000	608,344
2017-41 AS
2.60% due 6/16/2057	85,458	84,485
2017-69 AS
2.75% due 2/16/2058	45,779	45,436
2017-71 AS
2.70% due 4/16/2057	29,863	29,549
2017-89 AB
2.60% due 7/16/2058	28,904	28,713
2017-90 AS
2.70% due 7/16/2057	40,616	40,393

Total Agency Mortgage–Backed Securities (Cost $5,485,131)		5,473,416

Asset–Backed Securities — 19.7%
Ally Auto Receivables Trust
2014-A A
0.63% due 4/15/2019(2)	28,765	28,739
Ally Master Owner Trust
2014-5 A2
1.60% due 10/15/2019	22,000	22,002
2015-3 A
1.63% due 5/15/2020	205,000	205,094
2017-1 A
1.634% (LIBOR 1 Month + 0.40%) due 2/15/2021(3)	100,000	100,055
AmeriCredit Automobile Receivables Trust
2013-5 D
2.86% due 12/9/2019	44,000	44,302
2014-1 B
1.68% due 7/8/2019	3,775	3,775
2014-1 C
2.15% due 3/9/2020	40,000	40,072
2015-3 B
2.08% due 9/8/2020	31,000	31,093
2016-4 A2A
1.34% due 4/8/2020	12,044	12,035
2017-1 A2A
1.51% due 5/18/2020	21,045	21,032
2017-2 A2A
1.65% due 9/18/2020	132,000	131,960
2017-2 C
2.97% due 3/20/2023	44,000	44,442
2017-3 B
2.24% due 6/19/2023	18,000	17,947
Ares XXXIII CLO Ltd.
2015-1A A1R
2.666% (LIBOR 3 Month + 1.35%) due 12/5/2025(2)(3)	250,000	251,705
Ascentium Equipment Receivables Trust
2016-2A A2
1.46% due 4/10/2019(2)	9,421	9,409
2016-2A A3
1.65% due 5/10/2022(2)	14,000	13,971

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2016-2A B
2.50% due 9/12/2022(2)	$9,000	$8,986
2017-1A A2
1.87% due 7/10/2019(2)	41,000	41,008
2017-1A A3
2.29% due 6/10/2021(2)	12,000	11,992
Avis Budget Rental Car Funding AESOP LLC
2013-2A A
2.97% due 2/20/2020(2)	100,000	100,931
2014-1A A
2.46% due 7/20/2020(2)	100,000	100,320
BA Credit Card Trust
2015-A1 A
1.564% (LIBOR 1 Month + 0.33%) due 6/15/2020(3)	247,000	247,217
BlueMountain CLO Ltd.
2014-4A A1R
2.667% (LIBOR 3 Month + 1.35%) due 11/30/2026(2)(3)	250,000	251,540
California Republic Auto Receivables Trust
2015-1 A4
1.82% due 9/15/2020	48,496	48,528
2015-2 B
2.53% due 6/15/2021	87,000	87,450
2015-3 A4
2.13% due 5/17/2021	34,000	34,137
2015-4 A3
2.04% due 1/15/2020(2)	68,804	68,935
2015-4 A4
2.58% due 6/15/2021(2)	97,000	97,865
2016-2 B
2.52% due 5/16/2022	21,000	20,942
Capital Auto Receivables Asset Trust
2016-2 A3
1.46% due 6/22/2020	180,000	179,793
Carlyle Global Market Strategies CLO Ltd.
2014-4A A1R
2.504% (LIBOR 3 Month + 1.20%) due 10/15/2026(2)(3)	250,000	251,071
CarMax Auto Owner Trust
2015-2 A4
1.80% due 3/15/2021	40,000	40,016
2016-4 A2
1.21% due 11/15/2019	11,537	11,524
Chase Issuance Trust
2015-A2 A2
1.59% due 2/18/2020	171,000	171,138
Chrysler Capital Auto Receivables Trust
2014-BA A4
1.76% due 12/16/2019(2)	10,292	10,300
2014-BA D
3.44% due 8/16/2021(2)	17,000	17,196
2016-AA C
3.25% due 6/15/2022(2)	6,000	6,052
CNH Equipment Trust
2015-A A4
1.85% due 4/15/2021	65,000	65,096
2016-A A2B
1.754% (LIBOR 1 Month + 0.52%) due 7/15/2019(3)	10,372	10,379
2016-A A4
1.79% due 9/15/2021	115,000	114,665
2016-B A4
1.97% due 11/15/2021	78,000	77,760
Dell Equipment Finance Trust
2017-1 A1
1.35% due 5/22/2018(2)	72,062	72,072

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Discover Card Execution Note Trust
2013-A1 A1
1.534% (LIBOR 1 Month + 0.30%) due 8/17/2020(3)	$210,000	$210,220
2014-A5 A
1.39% due 4/15/2020	200,000	200,000
2016-A2 A2
1.774% (LIBOR 1 Month + 0.54%) due 9/15/2021(3)	156,000	156,981
Drive Auto Receivables Trust
2015-BA C
2.76% due 7/15/2021(2)	67,487	67,802
2016-CA B
2.37% due 11/16/2020(2)	14,000	14,038
2016-CA C
3.02% due 11/15/2021(2)	37,000	37,424
2016-CA D
4.18% due 3/15/2024(2)	14,000	14,459
2017-2 A2A
1.63% due 8/15/2019	64,000	64,010
2017-2 A3
1.82% due 6/15/2020	62,000	62,021
2017-AA B
2.51% due 1/15/2021(2)	32,000	32,132
2017-AA D
4.16% due 5/15/2024(2)	26,000	26,535
First Investors Auto Owner Trust
2016-2A A1
1.53% due 11/16/2020(2)	12,908	12,893
2017-1A A1
1.69% due 4/15/2021(2)	34,161	34,126
2017-2A A1
1.86% due 10/15/2021(2)	110,161	110,092
Flagship Credit Auto Trust
2017-2 A
1.85% due 7/15/2021(2)	38,437	38,417
2017-3 A
1.88% due 10/15/2021(2)	38,906	38,876
2017-3 B
2.59% due 7/15/2022(2)	20,000	20,005
Ford Credit Auto Owner Trust
2014-C A3
1.06% due 5/15/2019	28,171	28,152
2016-C A2A
1.04% due 9/15/2019	23,826	23,782
Ford Credit Floorplan Master Owner Trust A
2015-1 A1
1.42% due 1/15/2020	25,000	24,996
2016-1 A1
1.76% due 2/15/2021	99,000	98,904
Foursight Capital Automobile Receivables Trust
2016-1 A2
2.87% due 10/15/2021(2)	65,390	65,641
GM Financial Consumer Automobile
2017-1A B
2.30% due 6/16/2023(2)	9,000	8,987
Honda Auto Receivables Owner Trust
2014-4 A3
0.99% due 9/17/2018	5,265	5,262
2015-1 A3
1.05% due 10/15/2018	26,040	26,024
2016-4 A2
1.04% due 4/18/2019	22,962	22,929
Laurel Road Prime Student Loan Trust
2017-B A1FX
1.63% due 8/25/2042(2)	95,440	95,425

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
LCM XXII Ltd.
22A A1
2.787% (LIBOR 3 Month + 1.48%) due 10/20/2028(2)(3)	$250,000	$254,937
Mercedes-Benz Auto Receivables Trust
2015-1 A3
1.34% due 12/16/2019	91,843	91,762
2016-1 A2A
1.11% due 3/15/2019	27,654	27,636
OSCAR U.S. Funding Trust V
2016-2A A2A
2.31% due 11/15/2019(2)	33,394	33,382
Santander Drive Auto Receivables Trust
2014-2 C
2.33% due 11/15/2019	43,581	43,680
2014-4 C
2.60% due 11/16/2020	29,940	30,051
2015-4 C
2.97% due 3/15/2021	29,000	29,330
2016-3 A2
1.34% due 11/15/2019	70,350	70,327
2016-3 B
1.89% due 6/15/2021	12,000	11,982
2017-2 A2
1.60% due 3/16/2020	135,000	134,978
2017-2 D
3.49% due 7/17/2023	54,000	54,674
2017-3 C
2.76% due 12/15/2022	12,000	12,013
SunTrust Auto Receivables Trust
2015-1A A3
1.42% due 9/16/2019(2)	32,411	32,410
Synchrony Credit Card Master Note Trust
2014-1 A
1.61% due 11/15/2020	100,000	100,025
2015-2 A
1.60% due 4/15/2021	135,000	135,055
TCF Auto Receivables Owner Trust
2014-1A A4
1.56% due 1/15/2020(2)	35,061	35,046
2016-1A A2
1.39% due 11/15/2019(2)	17,609	17,598
2016-1A B
2.32% due 6/15/2022(2)	69,000	68,515
2016-PT1A B
2.92% due 10/17/2022(2)	23,000	23,125
Volkswagen Auto Loan Enhanced Trust
2014-1 A4
1.45% due 9/21/2020	59,857	59,851
Volvo Financial Equipment LLC
2015-1A A4
1.91% due 1/15/2020(2)	50,000	50,086
Westlake Automobile Receivables Trust
2016-2A A2
1.57% due 6/17/2019(2)	15,414	15,415
2016-3A B
2.07% due 12/15/2021(2)	10,000	9,968
World Financial Network Credit Card Master Trust
2013-A A
1.61% due 12/15/2021	229,000	229,074
2015-A A
1.714% (LIBOR 1 Month + 0.48%) due 2/15/2022(3)	125,000	125,216

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2017-B A
1.98% due 6/15/2023	$80,000	$79,955

Total Asset–Backed Securities (Cost $6,431,615)		6,440,770

Corporate Bonds & Notes — 27.9%
Aerospace & Defense — 0.0%
Embraer S.A.
5.15% due 6/15/2022	15,000	16,088

		16,088

Agriculture — 0.2%
BAT Capital Corp.
3.557% due 8/15/2027(2)	44,000	44,442
Reynolds American, Inc.
5.70% due 8/15/2035	15,000	17,591

		62,033

Airlines — 0.0%
Air Canada
7.75% due 4/15/2021(2)	10,000	11,375

		11,375

Auto Manufacturers — 0.8%
Ford Motor Co.
7.45% due 7/16/2031	65,000	84,181
General Motors Co.
6.60% due 4/1/2036	114,000	135,422
Tesla, Inc.
5.30% due 8/15/2025(2)	49,000	47,775

		267,378

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.25% due 4/1/2025(2)	43,000	43,860

		43,860

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.
4.70% due 2/1/2036	135,000	148,842
PepsiCo, Inc.
5.50% due 1/15/2040	25,000	31,338

		180,180

Biotechnology — 0.0%
Amgen, Inc.
4.95% due 10/1/2041	2,000	2,221

		2,221

Building Materials — 0.3%
Standard Industries, Inc.
6.00% due 10/15/2025(2)	75,000	81,822

		81,822

Chemicals — 0.6%
Blue Cube Spinco, Inc.
10.00% due 10/15/2025	50,000	61,062
GCP Applied Technologies, Inc.
9.50% due 2/1/2023(2)	10,000	11,300
Rain CII Carbon LLC / CII Carbon Corp.
7.25% due 4/1/2025(2)	24,000	25,320
The Chemours Co.
7.00% due 5/15/2025	23,000	25,473

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — (continued)
Tronox Finance LLC
7.50% due 3/15/2022(2)	$35,000	$36,881
Valvoline, Inc.
5.50% due 7/15/2024(2)	25,000	26,688

		186,724

Coal — 0.2%
Peabody Energy Corp.
6.00% due 3/31/2022(2)	10,000	10,325
6.375% due 3/31/2025(2)	38,000	39,045

		49,370

Commercial Banks — 6.1%
Bank of America Corp.
3.593% (LIBOR 3 Month + 1.37%) due 7/21/2028(3)	205,000	206,990
3.824% (LIBOR 3 Month + 1.575%) due 1/20/2028(3)	58,000	59,636
3.95% due 4/21/2025	25,000	25,728
4.00% due 1/22/2025	77,000	79,679
CIT Group, Inc.
3.875% due 2/19/2019	75,000	76,406
Citigroup, Inc.
3.668% (LIBOR 3 Month + 1.39%) due 7/24/2028(3)	89,000	89,872
3.887% (LIBOR 3 Month + 1.563%) due 1/10/2028(3)	104,000	106,766
4.45% due 9/29/2027	36,000	37,999
HBOS PLC
6.00% due 11/1/2033(2)	35,000	39,591
JPMorgan Chase & Co.
3.782% (LIBOR 3 Month + 1.337%) due 2/1/2028(3)	246,000	253,152
Morgan Stanley
3.625% due 1/20/2027	40,000	40,543
3.875% due 1/27/2026	60,000	62,291
4.00% due 7/23/2025	65,000	68,527
Popular, Inc.
7.00% due 7/1/2019	25,000	25,688
Santander U.K. PLC
7.95% due 10/26/2029	87,000	111,813
The Goldman Sachs Group, Inc.
2.908% (LIBOR 3 Month + 1.053%) due 6/5/2023(3)	66,000	66,052
6.25% due 2/1/2041	120,000	158,410
6.75% due 10/1/2037	5,000	6,597
The Toronto-Dominion Bank
3.625% (5 Year USD Swap + 2.205%) due 9/15/2031(3)	116,000	115,506
Wachovia Corp.
7.574% due 8/1/2026(3)	164,000	209,518
Wells Fargo & Co.
3.00% due 10/23/2026	108,000	105,608
Westpac Banking Corp.
4.322% (5 Year USD ICE Swap + 2.236%) due 11/23/2031(3)	56,000	57,535

		2,003,907

Commercial Services — 0.2%
Rent-A-Center, Inc.
4.75% due 5/1/2021	35,000	31,675
United Rentals North America, Inc.
4.875% due 1/15/2028	49,000	49,245

		80,920

Computers — 0.4%
Dell International LLC / EMC Corp.
3.48% due 6/1/2019(2)	17,000	17,338
5.45% due 6/15/2023(2)	16,000	17,510

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Computers — (continued)
6.02% due 6/15/2026(2)	$75,000	$83,291
8.10% due 7/15/2036(2)	15,000	18,773

		136,912

Diversified Financial Services — 1.5%
Affiliated Managers Group, Inc.
4.25% due 2/15/2024	25,000	26,386
Discover Financial Services
4.10% due 2/9/2027	88,000	89,416
E*TRADE Financial Corp.
3.80% due 8/24/2027	14,000	14,167
International Lease Finance Corp.
5.875% due 4/1/2019	90,000	94,806
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 7/1/2021	20,000	20,400
7.875% due 10/1/2020	11,000	11,248
Navient Corp.
6.625% due 7/26/2021	78,000	83,460
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	22,000	23,170
4.875% due 4/15/2045(2)	23,000	22,224
OM Asset Management PLC
4.80% due 7/27/2026	50,000	51,620
Scottrade Financial Services, Inc.
6.125% due 7/11/2021(2)	40,000	45,535

		482,432

Electric — 1.4%
Appalachian Power Co.
7.00% due 4/1/2038	45,000	62,897
Berkshire Hathaway Energy Co.
6.50% due 9/15/2037	37,000	49,442
Dominion Energy, Inc.
7.00% due 6/15/2038	55,000	73,562
Dynegy, Inc.
7.625% due 11/1/2024	47,000	48,704
Exelon Generation Co. LLC
5.60% due 6/15/2042	70,000	71,356
FirstEnergy Corp.
4.85% due 7/15/2047	12,000	12,593
Georgia Power Co.
4.75% due 9/1/2040	80,000	87,552
Massachusetts Electric Co.
4.004% due 8/15/2046(2)	25,000	25,394
Midamerican Funding LLC
6.927% due 3/1/2029	23,000	30,254

		461,754

Entertainment — 0.3%
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.375% due 4/15/2027(2)	28,000	29,400
Eldorado Resorts, Inc.
7.00% due 8/1/2023	15,000	16,238
Jacobs Entertainment, Inc.
7.875% due 2/1/2024(2)	30,000	32,325
Mohegan Gaming & Entertainment
7.875% due 10/15/2024(2)	31,000	32,937

		110,900

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — 0.0%
Arcor SAIC
6.00% due 7/6/2023(2)	$13,000	$13,910

		13,910

Healthcare–Services — 0.8%
Acadia Healthcare Co., Inc.
5.625% due 2/15/2023	50,000	52,500
Ascension Health
3.945% due 11/15/2046	18,000	18,355
HCA, Inc.
5.50% due 6/15/2047	26,000	26,942
7.50% due 11/6/2033	10,000	11,350
Kaiser Foundation Hospitals
4.15% due 5/1/2047	24,000	25,711
MPH Acquisition Holdings LLC
7.125% due 6/1/2024(2)	20,000	21,500
NYU Hospitals Center
4.368% due 7/1/2047	6,000	6,346
Tenet Healthcare Corp.
8.125% due 4/1/2022	14,000	14,245
The New York and Presbyterian Hospital
4.063% due 8/1/2056	35,000	35,502
WellCare Health Plans, Inc.
5.25% due 4/1/2025	56,000	58,940

		271,391

Home Builders — 0.3%
AV Homes, Inc.
6.625% due 5/15/2022	6,000	6,187
Century Communities, Inc.
5.875% due 7/15/2025(2)	24,000	24,120
PulteGroup, Inc.
7.875% due 6/15/2032	20,000	24,506
TRI Pointe Group, Inc.
5.25% due 6/1/2027	19,000	19,309
William Lyon Homes, Inc.
5.875% due 1/31/2025	19,000	19,475

		93,597

Household Products & Wares — 0.5%
Central Garden & Pet Co.
6.125% due 11/15/2023	50,000	53,250
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	100,702

		153,952

Housewares — 0.1%
The Scotts Miracle-Gro Co.
6.00% due 10/15/2023	17,000	18,148

		18,148

Insurance — 0.6%
American International Group, Inc.
4.70% due 7/10/2035	26,000	27,911
Lincoln National Corp.
6.30% due 10/9/2037	11,000	13,604
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(2)	83,000	93,739
Unum Group
5.75% due 8/15/2042	15,000	17,858

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
Willis North America, Inc.
7.00% due 9/29/2019	$50,000	$54,434

		207,546

Internet — 0.7%
Amazon.com, Inc.
3.15% due 8/22/2027(2)	55,000	55,393
4.80% due 12/5/2034	99,000	112,139
Expedia, Inc.
3.80% due 2/15/2028(2)	39,000	38,655
Netflix, Inc.
4.375% due 11/15/2026(2)	38,000	38,131

		244,318

Iron & Steel — 0.1%
Cleveland-Cliffs, Inc.
5.75% due 3/1/2025(2)	35,000	33,600
Vale Overseas Ltd.
6.875% due 11/10/2039	11,000	12,608

		46,208

Leisure Time — 0.5%
Carnival PLC
7.875% due 6/1/2027	40,000	52,593
Royal Caribbean Cruises Ltd.
7.50% due 10/15/2027	55,000	71,324
Silversea Cruise Finance Ltd.
7.25% due 2/1/2025(2)	30,000	32,100
Viking Cruises Ltd.
5.875% due 9/15/2027(2)	21,000	21,072

		177,089

Machinery–Construction & Mining — 0.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC
9.25% due 3/15/2024(2)	33,000	35,516

		35,516

Machinery–Diversified — 0.2%
SPX FLOW, Inc.
5.625% due 8/15/2024(2)	47,000	49,232

		49,232

Media — 1.5%
21st Century Fox America, Inc.
6.90% due 8/15/2039	60,000	80,559
Block Communications, Inc.
6.875% due 2/15/2025(2)	59,000	64,033
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 2/15/2026(2)	20,000	20,970
Comcast Corp.
6.95% due 8/15/2037	62,000	86,444
Cox Communications, Inc.
8.375% due 3/1/2039(2)	55,000	76,367
DISH DBS Corp.
7.75% due 7/1/2026	34,000	39,038
Grupo Televisa S.A.B.
6.625% due 1/15/2040	16,000	19,457
Time Warner Cable LLC
7.30% due 7/1/2038	51,000	64,015
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	18,000	24,467

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Univision Communications, Inc.
5.125% due 2/15/2025(2)	$25,000	$25,219

		500,569

Metal Fabricate & Hardware — 0.0%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375% due 12/15/2023(2)	9,000	9,765

		9,765

Mining — 1.0%
Aleris International, Inc.
9.50% due 4/1/2021(2)	24,000	25,560
Barrick North America Finance LLC
7.50% due 9/15/2038	26,000	34,584
Freeport-McMoRan, Inc.
3.875% due 3/15/2023	51,000	50,235
Glencore Finance Canada Ltd.
5.55% due 10/25/2042(2)	51,000	56,411
Hudbay Minerals, Inc.
7.25% due 1/15/2023(2)	3,000	3,195
7.625% due 1/15/2025(2)	5,000	5,413
Kinross Gold Corp.
5.95% due 3/15/2024	17,000	18,887
New Gold, Inc.
6.25% due 11/15/2022(2)	51,000	52,976
Teck Resources Ltd.
4.75% due 1/15/2022	75,000	79,289

		326,550

Miscellaneous Manufacturing — 0.4%
Gates Global LLC / Gates Global Co.
6.00% due 7/15/2022(2)	25,000	25,688
General Electric Co.
6.75% due 3/15/2032	75,000	103,863
Koppers, Inc.
6.00% due 2/15/2025(2)	13,000	13,975

		143,526

Oil & Gas — 1.9%
Carrizo Oil & Gas, Inc.
6.25% due 4/15/2023	10,000	10,150
Cenovus Energy, Inc.
5.40% due 6/15/2047(2)	15,000	15,034
Continental Resources, Inc.
3.80% due 6/1/2024	48,000	46,320
Eni S.p.A.
5.70% due 10/1/2040(2)	100,000	105,924
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 11/29/2024(2)	33,000	33,330
Halcon Resources Corp.
6.75% due 2/15/2025(2)	32,000	33,120
Kerr-McGee Corp.
7.875% due 9/15/2031	20,000	25,428
Petrobras Global Finance B.V.
4.375% due 5/20/2023	18,000	17,793
7.25% due 3/17/2044	26,000	27,072
Petroleos Mexicanos
4.50% due 1/23/2026	19,000	18,968
Precision Drilling Corp.
7.75% due 12/15/2023	6,000	6,120
Sanchez Energy Corp.
6.125% due 1/15/2023	44,000	37,620

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Shell International Finance B.V.
6.375% due 12/15/2038	$69,000	$92,811
SM Energy Co.
6.50% due 1/1/2023	55,000	55,412
Valero Energy Corp.
10.50% due 3/15/2039	25,000	41,190
WPX Energy, Inc.
5.25% due 9/15/2024	27,000	27,068
6.00% due 1/15/2022	5,000	5,169
YPF S.A.
8.50% due 7/28/2025(2)	14,000	16,132

		614,661

Oil & Gas Services — 0.6%
Halliburton Co.
6.70% due 9/15/2038	45,000	57,364
7.45% due 9/15/2039	17,000	23,925
Schlumberger Investment S.A.
3.65% due 12/1/2023	35,000	37,153
Transocean Proteus Ltd.
6.25% due 12/1/2024(2)	25,650	26,868
Trinidad Drilling Ltd.
6.625% due 2/15/2025(2)	14,000	13,090
Weatherford International Ltd.
8.25% due 6/15/2023	32,000	32,960

		191,360

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III B.V.
2.20% due 7/21/2021	26,000	25,033

		25,033

Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC
5.125% due 6/30/2027(2)	31,000	31,930
Kinder Morgan, Inc.
7.75% due 1/15/2032	90,000	115,648
TransCanada PipeLines Ltd.
7.625% due 1/15/2039	25,000	36,687

		184,265

Real Estate — 0.0%
CBRE Services, Inc.
4.875% due 3/1/2026	10,000	10,779

		10,779

Real Estate Investment Trusts — 2.5%
AvalonBay Communities, Inc.
3.45% due 6/1/2025	100,000	102,319
Boston Properties LP
3.85% due 2/1/2023	110,000	116,123
EPR Properties
4.75% due 12/15/2026	70,000	72,383
5.25% due 7/15/2023	50,000	53,665
Equinix, Inc.
5.875% due 1/15/2026	50,000	54,938
ERP Operating LP
3.375% due 6/1/2025	85,000	86,835
Goodman U.S. Finance Three LLC
3.70% due 3/15/2028(2)	17,000	16,944
4.50% due 10/15/2037(2)	20,000	20,249
Kilroy Realty LP
6.625% due 6/1/2020	10,000	11,042

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625% due 5/1/2024	$15,000	$16,254
Physicians Realty LP
4.30% due 3/15/2027	37,000	37,829
VEREIT Operating Partnership LP
3.00% due 2/6/2019	110,000	110,984
Vornado Realty LP
5.00% due 1/15/2022	100,000	107,988

		807,553

Retail — 0.1%
FirstCash, Inc.
5.375% due 6/1/2024(2)	17,000	17,723

		17,723

Semiconductors — 0.1%
Xilinx, Inc.
2.95% due 6/1/2024	23,000	23,035

		23,035

Software — 0.9%
First Data Corp.
5.75% due 1/15/2024(2)	31,000	32,434
Microsoft Corp.
4.20% due 11/3/2035	109,000	121,180
Oracle Corp.
6.125% due 7/8/2039	77,000	102,668
VMware, Inc.
3.90% due 8/21/2027	27,000	27,294

		283,576

Telecommunications — 1.2%
AT&T, Inc.
5.25% due 3/1/2037	7,000	7,367
6.00% due 8/15/2040	120,000	135,157
6.50% due 9/1/2037	33,000	39,355
CommScope Technologies LLC
5.00% due 3/15/2027(2)	17,000	17,043
Sprint Corp.
7.125% due 6/15/2024	50,000	56,250
T-Mobile U.S.A., Inc.
6.50% due 1/15/2026	50,000	55,187
Verizon Communications, Inc.
5.25% due 3/16/2037	87,000	95,407

		405,766

Transportation — 0.1%
XPO Logistics, Inc.
6.125% due 9/1/2023(2)	32,000	33,400

		33,400

Water — 0.3%
Aquarion Co.
4.00% due 8/15/2024(2)	80,000	83,573

		83,573

Total Corporate Bonds & Notes (Cost $9,036,698)		9,149,917

Municipals — 0.9%
Chicago Transit Authority Build America Bonds
6.20% due 12/1/2040	50,000	61,665

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)		Principal Amount	Value

Municipals — (continued)
City of Chicago IL Build America Bonds
6.207% due 1/1/2036		$5,000	$5,164
County of Miami-Dade FL Aviation Revenue
3.982% due 10/1/2041		10,000	10,124
District of Columbia Build America Bonds
5.591% due 12/1/2034		55,000	68,306
Pasadena Public Financing Authority Build America Bonds
7.148% due 3/1/2043		35,000	49,217
State of California Build America Bonds
7.30% due 10/1/2039		35,000	51,449
7.35% due 11/1/2039		5,000	7,384
State of Illinois General Obligation
5.10% due 6/1/2033		32,000	32,362
5.52% due 4/1/2038		11,000	11,281

Total Municipals (Cost $289,211)			296,952

Non–Agency Mortgage–Backed Securities — 1.9%
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)		135,000	98,373
Commercial Mortgage Pass-Through Certificates
2012-CR3 B
3.922% due 10/15/2045(2)		100,000	103,343
Commercial Mortgage Trust
2015-LC23 C
4.646% due 10/10/2048(3)(4)		58,000	60,137
2015-PC1 B
4.441% due 7/10/2050(3)(4)		100,000	102,937
2015-PC1 D
4.441% due 7/10/2050(3)(4)		33,000	24,972
2016-SAVA A
2.955% due 10/15/2034(2)(3)(4)		100,000	100,375
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.309% due 7/15/2048(3)(4)		13,000	12,770
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)		100,000	99,098
2016-MART XCP
0.316% due 9/13/2031(2)(3)(4)(5)		5,633,000	18,257
Wells Fargo Commercial Mortgage Trust
2016-C35 C
4.176% due 7/15/2048(3)(4)		11,000	11,135

Total Non–Agency Mortgage–Backed Securities (Cost $634,136)			631,397

Foreign Government — 1.0%
Argentine Republic Government International Bond
6.875% due 1/26/2027	USD	42,000	45,381
8.28% due 12/31/2033	USD	78,514	91,076
Hungary Government International Bond
5.375% due 3/25/2024	USD	18,000	20,587
Mexico Government International Bond
4.00% due 10/2/2023	USD	110,000	116,292
Provincia de Buenos Aires Argentina
6.50% due 2/15/2023(2)	USD	15,000	15,812
Provincia de Neuquen Argentina
7.50% due 4/27/2025(2)	USD	14,000	14,595
Romanian Government International Bond
6.125% due 1/22/2044(2)	USD	8,000	10,162
Uruguay Government International Bond
4.50% due 8/14/2024	USD	18,000	19,728

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2017 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
7.875% due 1/15/2033	USD	3,000	$4,223

Total Foreign Government (Cost $333,272)			337,856

U.S. Government Securities — 38.2%
U.S. Treasury Bonds
2.75% due 8/15/2047		$1,148,000	1,123,067
3.00% due 5/15/2047		281,000	289,145
U.S. Treasury Inflation Indexed Note (TIPS)
0.625% due 1/15/2026		184,409	186,903
U.S. Treasury Notes
1.375% due 9/30/2019(6)		984,000	981,963
1.50% due 6/15/2020		939,000	936,946
1.75% due 9/30/2019		352,000	353,774
1.75% due 10/31/2020		511,000	512,537
1.75% due 3/31/2022		629,000	625,437
1.875% due 2/28/2022		225,000	225,070
1.875% due 4/30/2022		754,000	753,323
1.875% due 9/30/2022(6)		5,647,000	5,633,324
2.25% due 8/15/2027		160,000	158,912
2.375% due 5/15/2027		715,000	717,960

Total U.S. Government Securities (Cost $12,541,761)			12,498,361

Short–Term Investment — 3.1%
Repurchase Agreements — 3.1%
Fixed Income Clearing Corp., 0.12%, dated 9/29/2017, proceeds at maturity value of $999,010, due 10/2/2017(7)		999,000	999,000

Total Repurchase Agreements (Cost $999,000)			999,000

Total Investments(8) — 109.4% (Cost $35,750,824)			35,827,669

Liabilities in excess of other assets — (9.4)%			(3,069,947)

Total Net Assets — 100.0%			$32,757,722

(1)	TBA – To be announced.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2017, the aggregate market value of these securities amounted to $5,250,342, representing 16.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2017.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Interest only security.
(6)	When Issued Security.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	4/30/2024	$1,020,000	$1,022,409

(8)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).

Legend:

LIBOR – London Interbank Offered Rate

TIPS – Treasury Inflation Protected Security

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$5,473,416	$—	$5,473,416
Asset–Backed Securities	—	6,440,770	—	6,440,770
Corporate Bonds & Notes	—	9,149,917	—	9,149,917
Municipals	—	296,952	—	296,952
Non–Agency Mortgage–Backed Securities	—	631,397	—	631,397
Foreign Government	—	337,856	—	337,856
U.S. Government Securities	—	12,498,361	—	12,498,361
Repurchase Agreements	—	999,000	—	999,000

Total	$—	$35,827,669	$—	$35,827,669

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. At September 30, 2017, the Funds did not hold any restricted or illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange–traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the period ended September 30, 2017 were as follows:

	Transfers into Level 1	Transfers (out) of Level 2
Guardian International Value VIP Fund
Common Stocks	$150,690	$(150,690)

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment–grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third–party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non–transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2017, the Funds had no securities classified as Level 3.

Derivatives Exchange–traded derivatives, such as futures contracts, exchange–traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non–exchange–traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2017, the Funds did not hold any derivatives.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial and accounting officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes–Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guardian Variable Products Trust

By:	/s/ Douglas Dubitsky
Douglas Dubitsky, President (Principal Executive Officer)

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas Dubitsky
Douglas Dubitsky, President (Principal Executive Officer)

Date:	November 17, 2017

By:	/s/ John H Walter
John H Walter, Treasurer (Principal Financial and Accounting Officer)

Date:	November 17, 2017